UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                      811-4413

Exact name of registrant as specified in charter:        Delaware Group Equity
                                                         Funds IV

Address of principal executive offices:                  2005 Market Street
                                                         Philadelphia, PA 19103

Name and address of agent for service:                   David F. Connor, Esq.
                                                         2005 Market Street
                                                         Philadelphia, PA 19103

Registrant's telephone number, including area code:      (800) 523-1918

Date of fiscal year end:                                 September 30

Date of reporting period:                                December 31, 2006

Item 1. Schedule of Investments (Unaudited)


Delaware Growth Opportunities Fund
__________________________________

December 31, 2006
                                                      Number of       Market
                                                      Shares          Value
Common Stock - 95.47%

Basic Industry/Capital Goods - 9.66%
Allegheny Technologies                                  134,600     $12,205,528
* Graco                                                 247,900       9,821,798
Joy Global                                              234,800      11,350,232
+ Mettler-Toledo International                          116,500       9,186,025
Oshkosh Truck                                           134,100       6,493,122
* Trinity Industries                                    223,500       7,867,200
                                                                   ____________

                                                                     56,923,905
                                                                   ____________

Business Services - 9.89%
+ Dun & Bradstreet                                       99,300       8,221,047
Expeditors International of Washington                  249,100      10,088,550
+ Fiserv                                                155,200       8,135,584
Global Payments                                         171,900       7,958,970
Paychex                                                 237,200       9,378,888
Robert Half International                               153,400       5,694,208
+ WESCO International                                   149,000       8,762,690
                                                                   ____________

                                                                     58,239,937
                                                                   ____________

Consumer Durables - 2.06%
*+ Activision                                           703,400      12,126,616
                                                                   ____________

                                                                     12,126,616
                                                                   ____________

Consumer Non-Durables - 13.72%
American Eagle Outfitters                               327,600      10,224,396
* Bebe Stores                                           301,900       5,974,601
+ Coach                                                 322,200      13,841,712
Family Dollar Stores                                    148,000       4,340,840
*+ J. Crew                                               62,300       2,401,665
Nordstrom                                               226,800      11,190,312
Staples                                                 650,300      17,363,010
+ Starbucks                                             229,200       8,118,264
Whole Foods Market                                      156,800       7,358,624
                                                                   ____________

                                                                     80,813,424
                                                                   ____________

Consumer Services - 6.41%
Host Hotels & Resorts                                   260,670       6,399,449
Marriott International Class A                          296,000      14,125,120
Starwood Hotels & Resorts Worldwide                     178,000      11,125,000
*+ Wynn Resorts                                          65,200       6,119,020
                                                                   ____________

                                                                     37,768,589
                                                                   ____________

Energy - 6.34%
* Chesapeake Energy                                     286,800       8,331,540
+ Helix Energy Solutions                                191,700       6,013,629
+ National Oilwell Varco                                215,600      13,190,408
Smith International                                     238,200       9,782,874
                                                                   ____________

                                                                     37,318,451
                                                                   ____________

Financials - 9.54%
*+ Affiliated Managers                                   95,700      10,060,941
Compass Bancshares                                      131,600       7,849,940
+E Trade Financial                                      265,700       5,956,994
Legg Mason                                               69,000       6,558,450
Lehman Brothers                                         142,200      11,108,664
Nuveen Investments Class A                              171,400       8,892,232
Zions Bancorp                                            70,200       5,787,288
                                                                   ____________

                                                                     56,214,509
                                                                   ____________

Health Care - 12.41%
Caremark Rx                                             137,500       7,852,625
Dade Behring                                            207,600       8,264,556
+ Express Scripts                                        86,100       6,164,760
*+ Hologic                                              247,200      11,687,616

*+ Invitrogen                                           159,100       9,003,469
+ Medco Health Solutions                                187,900      10,041,376
*+ MGI Pharma                                           333,800       6,145,258
* Omnicare                                              131,500       5,079,845
*+ PDL BioPharma                                        439,600       8,853,544
                                                                   ____________

                                                                     73,093,049
                                                                   ____________

Technology - 23.39%
+ Amdocs                                                191,800       7,432,250
+ Broadcom Class A                                      299,700       9,683,307
*+ Ciena                                                213,857       5,925,977
+ Citrix Systems                                        135,000       3,651,750
+ F5 Networks                                            90,400       6,708,584
+ Focus Media ADR                                       119,400       7,926,966
+ Integrated Device Technology                          177,700       2,750,796
Intersil Class A                                        240,000       5,740,800
L-3 Communications                                      106,200       8,685,036
+ Marvell Technology Group                              418,400       8,029,096
*+ Microsemi                                            418,800       8,229,420
+ Network Appliance                                     295,500      11,607,240
*+ NII Holdings                                         162,000      10,439,280
*+ NutriSystem                                          111,300       7,055,307
*+ Polycom                                              287,800       8,895,898
*+ salesforce.com                                       161,100       5,872,095
+ SanDisk                                                97,000       4,173,910
* Satyam Computer Services ADR                          316,700       7,603,967
+ Tellabs                                               715,700       7,343,082
                                                                   ____________

                                                                    137,754,761
                                                                   ____________

Transportation - 2.05%
* Hunt (J.B.) Transport Services                        274,200       5,695,134
UTi Worldwide                                           212,800       6,362,720
                                                                   ____________

                                                                     12,057,854
                                                                   ____________

Total Common Stock (cost $446,214,123)                              562,311,095
                                                                   ____________


                                                     Principal
                                                     Amount

Repurchase Agreements - 4.19%

With BNP Paribas 4.80% 1/2/07
(dated 12/29/06, to be repurchased at $9,398,010,
collateralized by $9,826,000 U.S. Treasury Bills
due 6/28/07, market value $9,590,210)                $9,393,000       9,393,000

With Cantor Fitzgerald 4.82% 1/2/07
(dated 12/29/06, to be repurchased at $11,291,044,
collateralized by $973,000 U.S. Treasury Notes 4.00%
due 6/15/09, market value $959,484, $6,046,000
U.S. Treasury Notes 6.125% due 8/15/07,
market value $6,226,367 and $4,031,000
U.S. Treasury Notes 6.50% due 2/15/10,
market value $4,335,517)                             11,285,000      11,285,000

With UBS Warburg 4.75% 1/2/07
(dated 12/29/06, to be repurchased at $4,033,127,
collateralized by $4,163,000 U.S. Treasury Bills
due 3/29/07, market value $4,114,694)                 4,031,000       4,031,000
                                                                   ____________

Total Repurchase Agreements (cost $24,709,000)                       24,709,000
                                                                   ____________


Total Market Value of Securities Before Securities
   Lending Collateral - 99.66%
        (cost $470,923,123)                                         587,020,095
                                                                   ____________

Securities Lending Collateral** - 17.92%

Short-Term Investments - 17.92%
Fixed Rate Notes - 3.39%
Citigroup Global Markets 5.32% 1/2/07                19,971,415      19,971,415
                                                                   ____________

                                                                     19,971,415
                                                                   ____________

~ Variable Rate Notes - 14.53%
American Honda Finance 5.32% 2/21/07                  2,582,647       2,582,647
ANZ National 5.35% 1/29/08                              573,922         573,922
Australia New Zealand 5.35% 1/29/08                   2,869,608       2,869,608
Bank of America 5.32% 2/23/07                         3,730,490       3,730,490

Bank of New York 5.34% 1/29/08                        2,295,686       2,295,686
Barclays New York 5.31% 5/18/07                       3,730,490       3,730,490
Bayerische Landesbank 5.40% 1/29/08                   2,869,608       2,869,608
Bear Stearns 5.41% 6/29/07                            3,443,529       3,443,529
BNP Paribas 5.35% 1/29/08                             2,869,608       2,869,608
Canadian Imperial Bank 5.33% 1/29/08                  2,008,725       2,008,726
CDC Financial Products 5.36% 1/29/07                  3,730,490       3,730,490
Citigroup Global Markets 5.38% 1/5/07                 3,730,490       3,730,490
Commonwealth Bank 5.35% 1/29/08                       2,869,608       2,869,608
Deutsche Bank London 5.34% 2/23/07                    3,443,529       3,443,529
Dexia Bank 5.33% 9/28/07                              4,017,440       4,016,860
Goldman Sachs 5.45% 12/28/07                          3,730,490       3,730,490
Marshall & Ilsley Bank 5.33% 1/29/08                  3,156,569       3,156,569
Merrill Lynch Mortgage Capital 5.41% 1/8/07           3,730,490       3,730,490
Morgan Stanley 5.49% 1/29/08                          3,730,490       3,730,490
National Australia Bank 5.32% 3/7/07                  3,558,314       3,558,314
National City Bank 5.32% 3/2/07                       3,443,632       3,443,840
National Rural Utilities 5.34% 1/29/08                4,533,980       4,533,980
Nordea Bank New York 5.31% 5/16/07                    1,434,795       1,434,768
Nordea Bank Norge 5.36% 1/29/08                       2,869,608       2,869,608
Royal Bank of Scotland 5.34% 1/29/08                  2,869,608       2,869,608
Societe Generale 5.32% 1/29/08                        1,434,804       1,434,804
Toronto Dominion 5.32% 5/29/07                        3,443,529       3,443,529
Wells Fargo 5.36% 1/29/08                             2,869,608       2,869,608
                                                                   ____________

                                                                     85,571,389
                                                                   ____________

Total Securities Lending Collateral
   (cost $105,542,804)                                              105,542,804
                                                                   ____________


Total Market Value of Securities - 117.58%
   (cost $576,465,927)                                              692,562,899!

Obligation to Return Securities
   Lending Collateral** - (17.92%)                                 (105,542,804)

Receivables and Other Assets Net of Liabilities
   (See Notes) - 0.34%                                                1,991,269
                                                                   ____________
Net Assets Applicable to 26,219,604 Shares
   Outstanding - 100.00%                                           $589,011,364
                                                                   ____________

 ~ Variable rate security. The interest rate shown is the rate as of December 31, 2006.
 + Non-income producing security for the period ended December 31, 2006.
 * Fully or partially on loan.
** See Note 3 in "Notes."
 ! Includes $103,135,471 of securities loaned.

ADR - American Depositary Receipts

_______________________________________________________________________________


Notes
_____

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Equity Funds IV - Delaware Growth Opportunities Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities Lending Collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements", (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi annual report on March 31, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments

At December 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:


Cost of investments                      $577,418,277
                                         ____________

Aggregate unrealized appreciation         133,821,083
Aggregate unrealized depreciation         (18,676,461)
                                         ____________

Net unrealized appreciation              $115,144,622
                                         ____________


3. Securities Lending

The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At December 31, 2006, the market value of securities on loan was $103,135,471, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risks

The Fund invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2006. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

Schedule of Investments (Unaudited)


Delaware Large Cap Growth Fund
______________________________

December 31, 2006

                                                      Number of       Market
                                                      Shares          Value

Common Stock- 99.06%

Basic Industry/Capital Goods - 3.31%
Praxair                                                  45,000      $2,669,850
                                                                   ____________

                                                                      2,669,850
                                                                   ____________

Business Services - 14.12%
Expeditors International Washington                      60,000       2,430,000
Moody's                                                  40,000       2,762,400
Paychex                                                  75,000       2,965,500
United Parcel Service Class B                            43,000       3,224,140
                                                                   ____________

                                                                     11,382,040
                                                                   ____________

Consumer Non-Durables - 15.55%
Procter & Gamble                                         50,000       3,213,500
Staples                                                 125,000       3,337,500
Walgreen                                                 75,000       3,441,750
Wal-Mart Stores                                          55,000       2,539,900
                                                                   ____________

                                                                     12,532,650
                                                                   ____________

Consumer Services - 16.86%
+ eBay                                                  110,000       3,307,700
International Game Technology                            60,000       2,772,000
+ MGM MIRAGE                                             50,000       2,867,500
Weight Watchers International                            50,000       2,626,500
Western Union                                            90,000       2,017,800
                                                                   ____________

                                                                    13,591,500
                                                                   ____________

Financials - 8.13%
Chicago Mercantile Exchange Class A                       6,300       3,211,425
+IntercontinentalExchange                                31,000       3,344,900
                                                                   ____________

                                                                      6,556,325
                                                                   ____________

Health Care - 18.37%
Allergan                                                 30,000       3,592,200
+ Genentech                                              48,000       3,894,240
UnitedHealth Group                                       78,000       4,190,940
+ Zimmer                                                 40,000       3,135,200
                                                                   ____________

                                                                     14,812,580
                                                                   ____________

Technology - 22.72%
+ Google Class A                                          7,400       3,407,552
+ Intuit                                                 85,000       2,593,350
QUALCOMM                                                110,000       4,156,900
+ Research in Motion                                     15,000       1,916,700
+ SanDisk                                                65,000       2,796,950
Seagate Technology                                      130,000       3,445,000
                                                                   ____________

                                                                     18,316,452
                                                                   ____________

Total Common Stock (cost $69,945,129)                                79,861,397
                                                                   ____________

                                                     Principal
                                                     Amount
Repurchase Agreements- 0.80%

With BNP Paribas 4.80% 1/2/07
(dated 12/29/06, to be repurchased at $245,331,
collateralized by $256,500 U.S. Treasury Bills
due 6/28/07, market value $250,341)                    $245,200         245,200

With Cantor Fitzgerald 4.82% 1/2/07
(dated 12/29/06, to be repurchased at $294,758,
collateralized by $25,400 U.S. Treasury Notes 4.00%
due 6/15/09, market value $25,046, $157,800
U.S. Treasury Notes 6.125% due 8/15/07,
market value $162,532 and $105,200
U.S. Treasury Notes 6.50% due 2/15/10,
market value $113,174)                                  294,600         294,600

With UBS Warburg 4.75% 1/2/07
(dated 12/29/06, to be repurchased at $105,256,
collateralized by $108,700 U.S. Treasury Bills
due 3/29/07, market value $107,409)                     105,200         105,200
                                                                   ____________

Total Repurchase Agreements (cost $645,000)                             645,000
                                                                   ____________


Total Market Value of Securities - 99.86%
     (cost $70,590,129)                                              80,506,397

Receivables and Other Assets Net of Liabilities
     (See Notes) - 0.14%                                                111,242
                                                                   ____________

Net Assets Applicable to 11,613,543 Shares
     Outstanding - 100.00%                                          $80,617,639
                                                                   ____________


+ Non-income producing security for the period ended December 31, 2006.


_______________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Equity Funds IV - Delaware Large Cap Growth Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi annual report on March 31, 2007. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.


2. Investments

At December 31, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:


Cost of investments                   $70,846,376
                                      ___________

Aggregate unrealized appreciation      10,295,502
Aggregate unrealized depreciation        (635,481)
                                      ___________

Net unrealized appreciation            $9,660,021
                                      ___________


3. Credit and Market Risk

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At December 31, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

Item 2.  Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     Management has made changes that have materially affected, or are reasonably like to materially affect, registrant's internal controls over financial reporting. To seek to increase the controls' effectiveness, these changes provide for enhanced review of contracts relating to complex transactions and the applicability of generally accepted accounting principles to such transactions, including enhanced consultation with registrant's independent public accountants in connection with such reviews.

     Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.


Item 3.  Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: